Related party transactions - Disclosure of key management personnel compensation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related party transactions [abstract]
Personnel and other short-term employee benefits	€ 1,713	€ 1,386
Extra pension benefits	21	11
Share-based compensation	519	408
Advisory fees	0	318
Executive Board Members and other Executive Members compensation	€ 2,253	€ 2,123